Organization, Business And Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Business And Basis Of Presentation [Abstract]
Organization, Business And Basis Of Presentation
1.	Organization, Business and Basis of Presentation

Organization

We are a provider of credit and debit card payment processing services to small merchants across the United States. We conduct all of our operations through our operating company, iPayment, Inc. ("iPayment"), and its subsidiaries. iPayment and its direct parent, iPayment Holdings, Inc. ("Holdings"), are incorporated in Delaware. Holdings is a holding company that does not have any operations or material assets other than the direct and indirect ownership of all of the capital stock of iPayment and its subsidiaries, respectively. All of the capital stock of Holdings is owned by iPayment Investors, L.P. ("Investors"). All of the partnership interests of Investors are controlled by Carl A. Grimstad, iPayment's Chairman and Chief Executive Officer, and certain trusts and persons affiliated with him.

As discussed further in Note 2, on May 23, 2011, Investors and its general partner, iPayment GP, LLC (the "General Partner"), completed the redemption (the "Equity Redemption") of all of the direct and indirect equity interests in Investors and the General Partner of (i) Gregory Daily, iPayment's former Chairman and Chief Executive Officer and (ii) the trusts for the benefit of, and other entities controlled by, members of Mr. Daily's family that held equity interests in Investors. The Equity Redemption resulted in a change in control and accordingly has been accounted for as a business combination in accordance with ASC 805 "Business Combinations."

As used in these notes to the consolidated financial statements, the terms "we," "us," "our," "the Company," "our Company" or similar terms refer to iPayment Holdings, Inc. and its subsidiaries, unless otherwise stated or required by the context. The term "iPayment" refers to iPayment, Inc. and "Holdings" refers to iPayment Holdings, Inc., in each case, without their subsidiaries.

Business

Our payment processing services enable our merchants to accept credit cards as well as other forms of payment, including debit cards, checks, gift cards and loyalty programs in traditional card-present, or swipe transactions, as well as card-not-present transactions, such as those done over the phone or through the Internet. We market and sell our services primarily through independent sales groups ("ISGs") which are non-employee, external sales organizations and other third party resellers of our products and services. We also market our services directly to merchants through electronic media, telemarketing and other programs utilizing partnerships with other companies that market products and services to small businesses. In addition, we partner with banks such as Wells Fargo to sponsor us for membership in the Visa and MasterCard associations and to settle transactions with merchants. We perform core functions for small merchants such as application processing, underwriting, account set-up, risk management, fraud detection, merchant assistance and support, equipment deployment, and chargeback services in our main operating center in Westlake Village, California.

On May 6, 2011, iPayment entered into new senior secured credit facilities (the " New Senior Secured Credit Facilities") consisting of (i) a $375.0 million term facility and (ii) a $75.0 million revolving facility. The new revolving facility will mature on May 6, 2016, and the new term facility will mature on May 8, 2017. At the same time, iPayment issued $400.0 million in aggregate principal amount of 10.25% senior notes due 2018 (the "10.25% Notes"). Also on May 6, 2011, Holdings completed an offering of 125,000 units (the "Units"), consisting of $125.0 million in aggregate principal amount of 15.00%/15.00% Senior Notes due 2018 (the "15.00%/15.00% Notes") and 125,000 warrants (the "Warrants"). The Warrants represent an aggregate 2.5% of the outstanding common stock of Holdings on a fully diluted basis (after giving effect to the Warrants). The New Senior Secured Credit Facilities, the 10.25% Notes and the 15.00%/15.00% Notes are discussed further in Note 5. The majority of the proceeds from the offerings of the 10.25% Notes and the Units, together with borrowings under the New Senior Secured Credit Facilities, were used to (i) permanently repay all of the outstanding indebtedness under iPayment's then existing senior secured credit facilities; (ii) redeem and satisfy and discharge all of iPayment's then existing senior subordinated notes; (iii) redeem and satisfy and discharge all of Investors' then existing paid-in-kind ("PIK") toggle notes and (iv) pay fees and expenses in connection with the offerings. All of the remainder of such proceeds and borrowings were used to consummate the Equity Redemption on May 23, 2011, including payment of the transaction fees and other related fees and expenses discussed further in Note 11. As a result of this refinancing and the Equity Redemption, we had significant outstanding long-term debt as of September 30, 2011.

In these notes to the unaudited consolidated financial statements, we refer to the entry into the New Senior Secured Credit Facilities, the offer and sale of the 10.25% Notes and the Units, including the application of the net proceeds of the 10.25% Notes and the Units and borrowings under the New Senior Secured Credit Facilities as described above, as the "Refinancing."

The terms of our long-term debt contain various nonfinancial and financial covenants as further discussed in Note 5. If either iPayment or Holdings fails to comply with these covenants and are unable to obtain a waiver or amendment or otherwise cure the breach, an event of default would result. If an event of default were to occur, the trustee under the indentures governing the 10.25% Notes and the 15.00%/15.00% Notes or the lenders under the New Senior Secured Credit Facilities could, among other things, declare outstanding amounts immediately due and payable. We currently do not have available cash and similar liquid resources available to repay all of our debt obligations if they were to become due and payable. As of September 30, 2011, our Senior Secured Leverage Ratio, as defined in the New Senior Secured Credit Facilities, was 2.71 to 1.00 compared to the allowed maximum of 3.75 to 1.00. As of September 30, 2011, our Consolidated Interest Coverage Ratio, as defined in the New Senior Secured Credit Facilities, was 2.17 to 1.00 compared to the allowed minimum of 1.40 to 1.00.

Basis of Presentation

The accompanying consolidated financial statements of iPayment and Holdings have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and reflect all adjustments, which are of a normal and recurring nature, that are, in the opinion of management, necessary for a fair presentation of the consolidated financial position and results of operations for the related periods. All significant intercompany transactions and balances have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated results of operations for any interim periods are not necessarily indicative of results to be expected for the full year.

As a result of the Equity Redemption, as further discussed in Note 2, our results of operations, financial position and cash flows prior to the date of the Equity Redemption are presented as the "Predecessor." The financial effects of the Equity Redemption and our results of operations, financial position and cash flows following the Equity Redemption are presented as the "Successor." Accordingly, as used in these notes to the consolidated financial statements, the terms "third quarter of 2011" and "three months ended September 30, 2011" refer to the results of Successor entities for such period and the terms "first nine months of 2011" and "nine months ended September 30, 2011" refer to the combined results of the Predecessor and Successor entities for such period.

Use of Estimates

The preparation of our financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of our financial statements. Estimates and assumptions also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As a result of the change in control discussed in Note 2 and the application of ASC 805, we engaged an independent, third party valuation firm to assist in evaluating the fair value of certain assets as of May 23, 2011. The results of this valuation are further discussed in Note 2 below.

Revenue and Cost Recognition

Substantially all of our revenues are generated from fees charged to merchants for payment processing services. We typically charge these merchants a bundled rate, primarily based upon each merchant's monthly charge volume and risk profile. Our fees principally consist of discount fees, which are a percentage of the dollar amount of each transaction. We recognize discounts and other fees related to payment transactions at the time the merchant's transactions are processed. Related interchange and assessment costs are also recognized at that time. We derive the balance of our revenues from a variety of fixed transaction or service fees, including fees for monthly minimum charge volume requirements, statement fees, annual fees, payment card industry compliance fees, ancillary products and fees for other miscellaneous services, such as handling chargebacks. We recognize revenues derived from service fees at the time the service is performed.

We follow the requirements included in the Revenue Recognition Topic of ASC 605, Reporting Revenue Gross as a Principal Versus Net as an Agent. Generally, where we have merchant portability, credit risk and ultimate responsibility for the merchant, revenues are reported at the time of sale on a gross basis equal to the full amount of the discount charged to the merchant. This amount includes interchange paid to card issuing banks and assessments paid to payment card associations pursuant to which such parties receive payments based primarily on processing volume for particular groups of merchants. Interchange fees are recognized at the time transactions are processed. Revenues generated from certain bank portfolios acquired from First Data Merchant Services Corporation ("FDMS") are reported net of interchange, as required by ASC Topic 605, because we may not have credit risk, portability or the ultimate responsibility for the merchant accounts.

Other Costs of Services

Other costs of services include costs directly attributable to processing and bank sponsorship costs such as residual payments to ISGs, which are commissions we pay to our ISGs based upon a percentage of the net revenues we generate from their merchant referrals, and assessment fees payable to card associations, which is a percentage of the charge volume we generate from Visa and MasterCard. In addition, other costs of services includes telecommunications costs, personnel costs, occupancy costs, losses due to merchant defaults, other miscellaneous merchant supplies and services expenses, bank sponsorship costs and other third-party processing costs directly attributable to our provision of payment processing and related services to our merchants.

Financial Instruments

ASC 820 "Fair Value Measurement and Disclosures" establishes a framework for measuring fair value and a three-level valuation hierarchy for disclosure of fair value measurement and enhances disclosure requirements for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1: Observable quoted prices in active markets for identical assets and liabilities.

•

Level 2: Observable quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3: Model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash-flow models and similar techniques.

We believe the carrying amounts of financial instruments at September 30, 2011 approximate fair value. Due to the short maturities of the cash and cash equivalents and accounts receivable, carrying amounts approximate the respective fair values. The carrying value of the 10.25% Notes was $400.0 million as of September 30, 2011. We estimate its fair value to be approximately $365.0 million, considering executed trades occurring around September 30, 2011. The carrying value of the term loan under the New Senior Secured Credit Facilities, net of discount, was $358.7 million as of September 30, 2011. We estimate its fair value to be approximately $348.0 million, considering executed trades occurring around September 30, 2011. The carrying value of the 15.00%/ 15.00% Notes was $123.9 million as of September 30, 2011. We estimate its fair value to be approximately $117.4 million, considering executed trades occurring around September 30, 2011. The fair value of the 10.25% Notes, the New Senior Secured Credit Facilities, and the 15.00%/15.00% Notes are estimated using direct and indirect observable market information and are classified within Level 2 of the fair value hierarchy, as defined by ASC 820. We are contractually obligated to repay our borrowings in full and we do not believe the creditors under our borrowing arrangements are willing to settle these instruments with us at their estimated fair values indicated herein.

Derivative Financial Instruments

The Company uses certain variable rate debt instruments to finance its operations. These debt obligations expose the Company to variability in interest payments due to changes in interest rates. If interest rates increase, interest expense increases. Conversely, if interest rates decrease, interest expense also decreases.

The Company may enter into certain derivative instruments to manage fluctuations in cash flows resulting from interest rate risk. Historically, these instruments have consisted solely of interest rate swaps. Under the interest rate swaps, the Company historically received variable interest rate payments and made fixed interest rate payments, thereby effectively creating fixed-rate debt. The Company enters into derivative instruments solely for cash flow hedging purposes and does not speculate using derivative instruments.

The Company accounts for its derivative financial instruments in accordance with ASC 815 "Derivatives and Hedging." Under ASC 815, we recognized all derivatives as either other assets or other liabilities, measured at fair value. As of September 30, 2011, the Company was not a party to any derivative financial instruments.

Under iPayment's previously existing senior secured credit facilities, which were refinanced as of May 6, 2011, we were required to hedge at least 50% of the outstanding balance through May 10, 2008, and accordingly, we entered into interest rate swap agreements with a total notional amount of $260.0 million. These swap agreements expired on December 31, 2010, and our interest rate swap balance at that date was $0. ASC 815 also requires that any ineffectiveness in the hedging relationship, resulting from differences in the terms of the hedged item and the related derivative, be recognized in earnings each period. The underlying terms of our interest rate swaps, including the notional amount, interest rate index, duration, and reset dates, were identical to those of the associated debt instruments and therefore the hedging relationship resulted in no material ineffectiveness. Accordingly, such derivative instruments were classified as cash flow hedges, and any changes in the fair value of the derivative instruments were previously included in accumulated other comprehensive income (loss) in our consolidated balance sheets.

Amortization of Intangible Assets

Purchased merchant processing portfolios are recorded at cost and are evaluated by management for impairment at the end of each fiscal quarter through review of actual attrition and cash flows generated by the portfolios in relation to the expected attrition and cash flows and the recorded amortization expense. The estimated useful lives of our merchant processing portfolios are assessed by evaluating each portfolio to ensure that the recognition of the costs of revenues, represented by amortization of the intangible assets, approximate the distribution of the expected revenues from each processing portfolio. If, upon review, the actual costs of revenues differ from the expected costs of revenues, we will adjust amortization expense accordingly. Historically, we have experienced an average monthly volume attrition of approximately 1.0% to 3.0% of our total charge volume.

We use an accelerated method of amortization over a 15-year period for purchased merchant processing portfolios. We believe that this method of amortization approximates the distribution of actual cash flows generated by our merchant processing portfolios. All other intangible assets are amortized using the straight-line method over estimated lives of 3 to 7 years. For the three months ended September 30, 2011, amortization expense related to our merchant processing portfolios and other intangible assets was $18.4 million. For the period from May 24 through September 30, 2011, amortization expense related to our merchant processing portfolios and other intangible assets was $24.1 million. For the period from January 1 through May 23, 2011, amortization expense related to our merchant processing portfolios and other intangible assets was $15.5 million. For the three and nine months ended September 30, 2010, amortization expense related to our merchant processing portfolios and other intangible assets was $9.1 million and $28.8 million, respectively.

In addition, we have implemented both quarterly and annual procedures to determine whether a significant change in the trend of the current attrition rates being used has occurred on a portfolio-by-portfolio basis. In reviewing the current attrition rate trends, we consider relevant benchmarks such as merchant processing volume, revenues, number of merchant accounts, gross profit and future expectations of the aforementioned factors compared to historical amounts and rates. If we identify any significant changes or trends in the attrition rate of any portfolio, we will adjust our current and prospective estimated attrition rates so that the amortization expense better approximates the distribution of actual cash flows generated by the merchant processing portfolios. Any adjustments made to the amortization schedules would be reported in the current consolidated statements of operations and on a prospective basis until further evidence becomes apparent. As a result of the Equity Redemption, we appraised merchant processing portfolios as of May 23, 2011. There were no unfavorable trends identified in the attrition rates used for the three-month period ended September 30, 2011. Consequently, there were no related increases to amortization expense for these periods. Please refer to Note 2 for further discussion.

Amortization of intangible assets results from our acquisitions of portfolios of merchant contracts or acquisitions of a business where we allocated a portion of the purchase price to the existing merchant processing portfolios and other intangible assets.

Our intangible assets are amortized over their estimated lives, except the "iPayment, Inc." trade name, which was determined to have an indefinite life as there are no legal, regulatory, contractual, economic or other factors that limit the useful life of the intangible asset to us, and we have no plans to cease using such name. We believe the trade name has an inherent value due to brand strength.

Common Stock

iPayment and Holdings have 100 and 4,875,000 shares of common stock, respectively, that are issued and outstanding at September 30, 2011. The Company has elected not to present earnings per share data as management believes such presentation would not be meaningful.

1.	Organization, Business and Basis of Presentation

Organization

We are a provider of credit and debit card payment processing services to small merchants across the United States. We conduct all of our operations through our operating company, iPayment, Inc. ("iPayment"), and its subsidiaries. iPayment and its direct parent, iPayment Holdings, Inc. ("Holdings"), are incorporated in Delaware. Holdings is a holding company that does not have any operations or material assets other than the direct and indirect ownership of all of the capital stock of iPayment and its subsidiaries, respectively. All of the capital stock of Holdings is owned by iPayment Investors, L.P. ("Investors"). All of the partnership interests of Investors are controlled by Carl A. Grimstad, iPayment's Chairman and Chief Executive Officer, and certain trusts and persons affiliated with him.

As used in these notes to the audited consolidated financial statements, the terms "we," "us," "our," "the Company," "our Company" or similar terms refer to iPayment Holdings, Inc. and its subsidiaries, unless otherwise stated or required by the context. The term "iPayment" refers to iPayment, Inc. and "Holdings" refers to iPayment Holdings, Inc., in each case, without their subsidiaries.

Business

Our payment processing services enable our merchants to accept credit cards as well as other forms of payment, including debit cards, checks, gift cards and loyalty programs in traditional card-present, or swipe transactions, as well as card-not-present transactions, such as those done over the phone or through the Internet. We market and sell our services primarily through independent sales groups ("ISGs") which are non-employee, external sales organizations and other third party resellers of our products and services. We also market our services directly to merchants through electronic media, telemarketing and other programs utilizing partnerships with other companies that market products and services to small businesses. In addition, we partner with banks such as Wells Fargo to sponsor us for membership in the Visa and MasterCard associations and to settle transactions with merchants. We perform core functions for small merchants such as application processing, underwriting, account set-up, risk management, fraud detection, merchant assistance and support, equipment deployment, and chargeback services in our main operating center in Westlake Village, California.

Basis of Presentation

The accompanying audited consolidated financial statements of iPayment and Holdings have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and reflect all adjustments, which are of a normal and recurring nature, that are, in the opinion of management, necessary for a fair presentation of the consolidated financial position and results of operations for the related periods. We consolidate our majority-owned subsidiaries and reflect the interest of the portion of the entities that we do not own as "Noncontrolling interest" on our consolidated balance sheets in accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 160, Noncontrolling Interests in Consolidated Financial Statements ("SFAS No. 160"), now found within FASB Accounting Standards Codification ("ASC") Topic 810, "Consolidation."